Regulatory Matters and Shareholders' Equity (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 08, 2008
Regulatory Matters and Shareholders' Equity (Additional Textual) [Abstract]
Undistributed earnings of the Bank	9,153,000
Dividend reinvestment and stock purchase plan [Member]
Regulatory Matters and Shareholders' Equity (Textual) [Abstract]
Reserved shares to be issued under the plan	100,000
Common shares issued	16,018
Authorization to purchase outstanding shares percentage		7.10%
Corporation authorized to purchase outstanding shares		100,000
Purchased shares under repurchase program	3,656